Events after the reporting period	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Events after the reporting period
47 Events after the reporting period
On February 26, 2024 Aegon announced the completion of the sale of its 56% stake in its joint venture in India, Aegon Life Insurance Company, to Bandhan Financial Holdings Limited, an Indian financial services company. The sale was announced in July 2023 and following the receipt of the relevant regulatory approvals, the transaction was closed on February 23, 2024.

Aegon Ltd. [member]
Statement [LineItems]
Events after the reporting period
22 Events after the reporting period
On February 26, 2024 Aegon announced the completion of the sale of its 56% stake in its joint venture in India, Aegon Life Insurance Company, to Bandhan Financial Holdings Limited, an Indian financial services company. The sale was announced in July 2023 and following the receipt of the relevant regulatory approvals, the transaction was closed on February 23, 2024.